Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	£ 427
Ending Balance	1,109	£ 427
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	616	422
Recognized on adoption of IFRS 16 Leases	455
Additions	569	210
Re-measurement	2
Disposals	(1)	(16)
Effect of foreign currency exchange differences	(5)
Ending Balance	1,636	616
Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	189	64
Charge for the year	341	141
Disposals	(1)	(16)
Effect of foreign currency exchange differences	(2)
Ending Balance	527	189
Right of Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Ending Balance	791
Right of Use Assets | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Recognized on adoption of IFRS 16 Leases	455
Additions	530
Re-measurement	2
Effect of foreign currency exchange differences	(5)
Ending Balance	982
Right of Use Assets | Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Charge for the year	193
Effect of foreign currency exchange differences	(2)
Ending Balance	191
Office and Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	114
Ending Balance	76	114
Office and Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	210	142
Additions	27	84
Disposals	(1)	(16)
Ending Balance	236	210
Office and Computer Equipment | Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	96	51
Charge for the year	65	61
Disposals	(1)	(16)
Ending Balance	160	96
Fixtures and Fittings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	313
Ending Balance	242	313
Fixtures and Fittings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	406	280
Additions	12	126
Ending Balance	418	406
Fixtures and Fittings | Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	93	13
Charge for the year	83	80
Ending Balance	£ 176	£ 93